Restructuring costs (Tables)	12 Months Ended
Mar. 31, 2016
Fiscal 2016 October Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

Changes in the accrued restructuring obligation associated with the fiscal 2016 October restructuring activities were as follows:

Year ended March 31, 2016
Employee Termination Costs
Restructuring costs incurred	$3,870
Restructuring costs paid	(3,809)
Adjustments	(24)
Currency translation adjustment	(20)

Balance at end of year	$17

Fiscal 2015 March Restructuring [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

Changes in the accrued restructuring obligation associated with the fiscal 2015 March restructuring activities were as follows:

	Year ended March 31, 2016
	Employee Termination Costs	Other Restructuring Costs	Total
Balance at beginning of year	$4,066	$31	$4,097
Restructuring costs paid	(4,111)	(31)	(4,142)
Adjustments	373	—	373
Currency translation adjustment	(68)	—	(68)

Balance at end of year	$260	$—	$260

	Year ended March 31, 2015
	Employee Termination Costs	Other Restructuring Costs	Total
Restructuring costs incurred	$4,127	$240	$4,367
Restructuring costs paid	(38)	(207)	(245)
Currency translation adjustment	(23)	(2)	(25)

Balance at end of year	$4,066	$31	$4,097

Other Restructuring Activities [Member]
Summary of Accrued Restructuring Obligation Associated with Restructuring Activities

Changes in the accrued restructuring obligation associated with the other restructuring activities were as follows:

	Year ended March 31, 2016
	Employee Termination Costs	Facilities Costs	Total
Balance at beginning of year	$1,053	$217	$1,270
Restructuring costs paid	(379)	(1,094)	(1,473)
Adjustments	(98)	959	861
Currency translation adjustment	47	(82)	(35)

Balance at end of year	$623	$—	$623

	Year ended March 31, 2015
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,191	$4,129	$—	$9,320
Restructuring costs incurred	2,194	—	781	2,975
Accretion expense	—	8	—	8
Restructuring costs paid	(5,165)	(4,048)	(339)	(9,552)
Adjustments	(869)	24	(397)	(1,242)
Currency translation adjustment	(307)	104	(36)	(239)

Balance at end of year	$1,044	$217	$9	$1,270

	Year ended March 31, 2014
	Employee Termination Costs	Facilities Costs	Other Restructuring Costs	Total
Balance at beginning of year	$5,890	$7,518	$84	$13,492
Restructuring costs incurred	6,374	235	681	7,290
Accretion expense	—	218	—	218
Restructuring costs paid	(5,005)	(3,949)	(530)	(9,484)
Adjustments	(1,986)	585	(216)	(1,617)
Currency translation adjustment	(82)	(478)	(19)	(579)

Balance at end of year	$5,191	$4,129	$—	$9,320